Share Capital - Schedule of Granted Restricted Share Units (Details) - Employees [Member] - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU granted | shares	210,600
Weighted Average Grant Date Fair Value | $ / shares	$ 2.24